Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. Based on this review, except the events below, the Company did not identify any subsequent events through the date of the issuance of the condensed consolidated financial statements that would have required disclosure or adjustment in the condensed consolidated financial statements:

On July 18, 2023, the Sponsor loaned $120,000 under the Extension Promissory Note (“July 2023 Note”) into the Company for the fourth Extension Period to move the liquidation date from July 21, 2023 to August 21, 2023. The July 2023 Note bears an interest of 8% per annum and it is payable on the earlier to occur of (i) the consummation of the Company’s initial business combination and (ii) December 15, 2023.

On July 3, 2023, Rana filed a claim for injunctive and declaratory relief, among other things, in the Court of Chancery of the State of Delaware, requesting that the Court invalidate the previously disclosed termination by the Company of that the Rana Business Combination Agreement dated September 9, 2022, by and among the Company, Rana, and certain other parties thereto, require specific performance by the Company of its obligations under the Rana Business Combination Agreement, deliver to Rana certain requested financial information, and in the alternative, provide monetary damages. The dispute arises out of whether the Company properly exercised its right to terminate the Agreement pursuant to Section 9.01(h) of the Agreement, which permits such termination if certain required financial statements (together with an unqualified report therein of the auditors of Rana and its subsidiaries, if applicable) are not delivered on or before the deadlines specified in the Agreement. The Company intends to defend this suit vigorously and believes that the claims asserted by Rana are without merit. However, there can be no assurance as to the ultimate outcome of this matter. As a result, this could affect the Company’s ability to consummate the initial business combination or another business combination in the future. As of to date, no amount of damage has been claimed by Rana and the first trial is estimated to occur in January 2024.

NOTE 11. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. Based on this review, except the event below, the Company did not identify any subsequent events through the date of the issuance of the consolidated financial statements that would have required disclosure or adjustment in the consolidated financial statements:

On January 20, 2023, the Company consummated the private placement of 1,150,000 warrants at a price of $1.00 per warrant (the “January 2023 Private Placement Warrants”), generating total proceeds of $1,150,000. The January 2023 Private Placement Warrants were purchased by the Sponsor and are substantially similar to the private placement warrants issued to the Sponsor at the time of IPO in October 2021. The January 2023 Private Placement Warrants have been issued pursuant to and are governed by a Warrant Agreement that is substantially similar to the Warrant Agreement that the Company entered into at the time of the IPO. Similar to the private placement warrants issued at the time of the IPO, the January 2023 Private Placement Warrants will not be transferable, assignable or salable until 30 days after the Company’s initial business combination and, unlike such private placement warrants, are not redeemable by the Company at any time (including following transfer by the Sponsor or its permitted transferees).

The proceeds received by the Company in connection with the issuance of the January 2023 Private Placement Warrants have been deposited in the trust account (the “Trust Account”) established at the time of the IPO. In accordance with the Company’s Amended and Restated Certificate of Incorporation, the deposit of such proceeds into the Trust Account on or prior to January 21, 2023 will extend by three months until April 21, 2023, the time the Company will have to consummate an initial business combination.

On January 20, 2023, the Company entered into a $200,000 promissory note (the “January 2023 Note”) with its Sponsor. The January 2023 Note is non-interest bearing and has a maturity date on the earlier of: (i) the Initial Business Combination date; and (ii) July 15, 2023.

On April 10, 2023, timely, pursuant to the terms of the Rana Business Combination Agreement dated September 9, 2022, the Company sent a letter to Rana Financial, Inc. regarding its failure to deliver audited financial statements.

The Company also notified Rana of its intent to propose the termination of the Rana Business Combination Agreement and abandonment of the proposed business combination if the audited financial statements are not delivered to the Company by April 21, 2023.

On April 20, 2023, the Company held a special meeting of stockholders in lieu of its 2023 annual meeting to consider and vote upon (a) a proposal to amend the Company’s amended and restated certificate of incorporation to extend the date by which the Company has to consummate its initial business combination for a maximum of twelve (12) additional one month periods, from April 21, 2023 to April 21, 2024, or such earlier date as determined by its board of directors and (b) a proposal to approve the adjournment of the special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the aforementioned extension. In connection with this vote, the Company expects that eighty (80) holders will redeem an aggregate of 7,527,997 shares of the Company at an estimated redemption price of $10.48 per share or $78,893,408.56 in the aggregate.